Offsets	May 13, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	FIRST INDUSTRIAL REALTY TRUST INC
Form or Filing Type	S-3
File Number	333-269886
Initial Filing Date	Feb. 24, 2023
Fee Offset Claimed	$ 68,895
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock (par value $0.01 per share)
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 800,000,000
Offset Note
4
First Industrial Realty Trust, Inc. previously registered shares of common stock having an aggregate offering price of up to $800,000,000, offered by means of a 424(b)(5) prospectus supplement, dated February 24, 2023 (the “Prior Prospectus Supplement”), pursuant to a Registration Statement on Form
S-3
(Registration
No. 333-269886),
filed with the Securities and Exchange Commission on February 21, 2023. In connection with the filing of the Prior Prospectus Supplement, First Industrial Realty Trust, Inc. paid total filing fees of $88,160.00, consisting of a contemporaneous fee payment in the amount of $54,061.67 and an offset of $34,098.33 based on a portion of previously paid registration fees of $64,900.00 paid on the unsold securities offered by means of a prospectus supplement, dated February 14, 2020, pursuant to a Registration Statement on Form
S-3
(Registration
No. 333-236418),
filed with the Securities and Exchange Commission on February 13, 2020. No shares of common stock were sold pursuant to the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, as of the date of this prospectus supplement, the registration fee of $68,895.00 due for this offering is fully offset by the registration fee of $88,160.00 that was previously paid and remains unused with respect to securities that were previously offered pursuant to the Prior Prospectus Supplement and were not sold thereunder. First Industrial Realty Trust, Inc. has terminated the offering that included the unsold securities under the Prior Prospectus Supplement.

Termination / Withdrawal Statement	First Industrial Realty Trust, Inc. has terminated the offering that included the unsold securities under the Prior Prospectus Supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	FIRST INDUSTRIAL REALTY TRUST INC
Form or Filing Type	S-3
File Number	333-269886
Filing Date	Feb. 24, 2023
Fee Paid with Fee Offset Source	$ 54,061.67
Offset Note
4
First Industrial Realty Trust, Inc. previously registered shares of common stock having an aggregate offering price of up to $800,000,000, offered by means of a 424(b)(5) prospectus supplement, dated February 24, 2023 (the “Prior Prospectus Supplement”), pursuant to a Registration Statement on Form
S-3
(Registration
No. 333-269886),
filed with the Securities and Exchange Commission on February 21, 2023. In connection with the filing of the Prior Prospectus Supplement, First Industrial Realty Trust, Inc. paid total filing fees of $88,160.00, consisting of a contemporaneous fee payment in the amount of $54,061.67 and an offset of $34,098.33 based on a portion of previously paid registration fees of $64,900.00 paid on the unsold securities offered by means of a prospectus supplement, dated February 14, 2020, pursuant to a Registration Statement on Form
S-3
(Registration
No. 333-236418),
filed with the Securities and Exchange Commission on February 13, 2020. No shares of common stock were sold pursuant to the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, as of the date of this prospectus supplement, the registration fee of $68,895.00 due for this offering is fully offset by the registration fee of $88,160.00 that was previously paid and remains unused with respect to securities that were previously offered pursuant to the Prior Prospectus Supplement and were not sold thereunder. First Industrial Realty Trust, Inc. has terminated the offering that included the unsold securities under the Prior Prospectus Supplement.

Termination / Withdrawal Statement	First Industrial Realty Trust, Inc. has terminated the offering that included the unsold securities under the Prior Prospectus Supplement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	FIRST INDUSTRIAL REALTY TRUST INC
Form or Filing Type	S-3
File Number	333-236418
Filing Date	Feb. 14, 2020
Fee Paid with Fee Offset Source	$ 34,098.33
Offset Note
4
First Industrial Realty Trust, Inc. previously registered shares of common stock having an aggregate offering price of up to $800,000,000, offered by means of a 424(b)(5) prospectus supplement, dated February 24, 2023 (the “Prior Prospectus Supplement”), pursuant to a Registration Statement on Form
S-3
(Registration
No. 333-269886),
filed with the Securities and Exchange Commission on February 21, 2023. In connection with the filing of the Prior Prospectus Supplement, First Industrial Realty Trust, Inc. paid total filing fees of $88,160.00, consisting of a contemporaneous fee payment in the amount of $54,061.67 and an offset of $34,098.33 based on a portion of previously paid registration fees of $64,900.00 paid on the unsold securities offered by means of a prospectus supplement, dated February 14, 2020, pursuant to a Registration Statement on Form
S-3
(Registration
No. 333-236418),
filed with the Securities and Exchange Commission on February 13, 2020. No shares of common stock were sold pursuant to the Prior Prospectus Supplement. Pursuant to Rule 457(p) under the Securities Act, as of the date of this prospectus supplement, the registration fee of $68,895.00 due for this offering is fully offset by the registration fee of $88,160.00 that was previously paid and remains unused with respect to securities that were previously offered pursuant to the Prior Prospectus Supplement and were not sold thereunder. First Industrial Realty Trust, Inc. has terminated the offering that included the unsold securities under the Prior Prospectus Supplement.

Termination / Withdrawal Statement	First Industrial Realty Trust, Inc. has terminated the offering that included the unsold securities under the Prior Prospectus Supplement.